Supplement Dated June 12, 2017
To The Prospectus Dated April 24, 2017

JNL Series Trust

Please note that the changes may apply to your variable annuity and/or variable life product(s).

Proposed Reorganization of JNL Institutional Alt 35 Fund

On June 1-2, 2017, the Board of Trustees (the "Board") of the JNL Series Trust (the "Trust") approved the proposed reorganization of the JNL Institutional Alt 35 Fund (the "Alt 35 Fund" or the "Acquired Fund") into the JNL Institutional Alt 20 Fund (the "Alt 20 Fund" or the "Acquiring Fund") (the "Reorganization"), each a series of the Trust.

Because applicable legal requirements do not require shareholder approval of the Reorganization and the Board has determined that the Reorganization is in the best interests of the Alt 35 Fund, shareholders are not being asked to vote on the Reorganization.  It is expected that the Reorganization will be effective as of the close of business on or about September 22, 2017 (the "Closing Date").

Under the terms of the proposed Plan of Reorganization, the Alt 35 Fund's assets and liabilities will be transferred to the Alt 20 Fund in return for shares of the Alt 20 Fund having an aggregate net asset value equal to the Alt 35 Fund's net assets as of the valuation date. These Alt 20 Fund shares will be distributed pro rata to shareholders of the Alt 35 Fund in exchange for their fund shares. Current Alt 35 Fund shareholders will thus become shareholders of the Alt 20 Fund and receive shares of Alt 20 Fund with a total net asset value equal to that of their shares of the Alt 35 Fund at the time of Reorganization.  Shareholders will not pay any sales charges in connection with the Reorganization.

The Reorganization is expected to be treated as a "partnership merger" under Treasury Regulations under Section 708 of the Internal Revenue Code of 1986, as amended. The Reorganization is not expected to be a taxable event for federal income tax purposes for shareholders and is not expected to result in any material adverse federal income tax consequences to shareholders of the Acquired Fund.

The investment objectives of the Alt 35 Fund and the Alt 20 Fund are identical. The Funds employ similar principal investment strategies in seeking to achieve those objectives.  The Funds also have similar risk profiles.  A full description of the Alt 20 Fund and the terms of the proposed Reorganization will be contained in a combined information statement/prospectus, which is expected to be mailed to shareholders of the Alt 35 Fund on or about September 13, 2017.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of Alt 20 Fund, nor is it a solicitation of any proxy.  For more information regarding Alt 20 Fund or to receive a free copy of a information statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission ("SEC") and become effective) that contains important information about fees, expenses and risk considerations, please contact us at prospectusrequest@jackson.com.  The information statement/prospectus will also be available for free on the SEC's web site (www.sec.gov).  Please read the information statement/prospectus carefully before making any investment decisions.

Proposed Reorganization of JNL Alt 65 Fund

On June 1-2, 2017, the Board of Trustees (the "Board") of the JNL Series Trust (the "Trust") approved the proposed reorganization of the JNL Alt 65 Fund (the "Alt 65 Fund" or the "Acquired Fund") into the JNL Institutional Alt 50 Fund (the "Alt 50 Fund" or the "Acquiring Fund") (the "Reorganization"), each a series of the Trust.

Because applicable legal requirements do not require shareholder approval of the Reorganization and the Board has determined that the Reorganization is in the best interests of the Alt 65 Fund, shareholders are not being asked to vote on the Reorganization.  It is expected that the Reorganization will be effective as of the close of business on or about September 22, 2017 (the "Closing Date").

Under the terms of the proposed Plan of Reorganization, the Alt 65 Fund's assets and liabilities will be transferred to the Alt 50 Fund in return for shares of the Alt 50 Fund having an aggregate net asset value equal to the Alt 65 Fund's net assets as of the valuation date. These Alt 50 Fund shares will be distributed pro rata to shareholders of the Alt 65 Fund in exchange for their fund shares. Current Alt 65 Fund shareholders will thus become shareholders of the Alt 50 Fund and receive shares of Alt 50 Fund with a total net asset value equal to that of their shares of the Alt 65 Fund at the time of Reorganization.  Shareholders will not pay any sales charges in connection with the Reorganization.

The Reorganization is expected to be treated as a "partnership merger" under Treasury Regulations under Section 708 of the Internal Revenue Code of 1986, as amended. The Reorganization is not expected to be a taxable event for federal income tax purposes for shareholders and is not expected to result in any material adverse federal income tax consequences to shareholders of the Acquired Fund.

The investment objectives of the Alt 65 Fund and the Alt 50 Fund are identical. The Funds employ similar principal investment strategies in seeking to achieve those objectives.  The Funds also have similar risk profiles.  A full description of the Alt 50 Fund and the terms of the proposed Reorganization will be contained in a combined information statement/prospectus, which is expected to be mailed to shareholders of the Alt 65 Fund on or about September 13, 2017.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of Alt 50 Fund, nor is it a solicitation of any proxy.  For more information regarding Alt 50 Fund or to receive a free copy of a information statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission ("SEC") and become effective) that contains important information about fees, expenses and risk considerations, please contact us at prospectusrequest@jackson.com.  The information statement/prospectus will also be available for free on the SEC's web site (www.sec.gov).  Please read the information statement/prospectus carefully before making any investment decisions.

Proposed Reorganization of JNL/Red Rocks Listed Private Equity Fund

On June 1-2, 2017, the Board of Trustees (the "Board") of the JNL Series Trust (the "Trust") approved the proposed reorganization of the JNL/Red Rocks Listed Private Equity Fund (the "Red Rocks Fund" or the "Acquired Fund") into the JNL/Harris Oakmark Global Equity Fund (the "Harris Fund" or the "Acquiring Fund") (the "Reorganization"), each a series of the Trust.

The Reorganization is subject to approval by the shareholders of the Red Rocks Fund at a shareholders' meeting expected to be held on August 23, 2017.  If approved, it is expected that the Reorganization will take place on or about September 22, 2017 (the "Closing Date").  No assurance can be given that the Reorganization will be approved.

Under the terms of the proposed Agreement and Plan of Reorganization, the Red Rocks Fund's assets and liabilities would be transferred to the Harris Fund in return for shares of the Harris Fund having an aggregate net asset value equal to the Red Rocks Fund's net assets as of the valuation date. These Harris Fund shares would be distributed pro rata to shareholders of the Red Rocks Fund in exchange for their fund shares. Current Red Rocks Fund shareholders would thus become shareholders of the Harris Fund and receive shares of Harris Fund with a total net asset value equal to that of their shares of the Red Rocks Fund at the time of Reorganization.  Shareholders will not pay any sales charges in connection with the Reorganization.

The federal income tax treatment of the Reorganization depends upon several factors, including the extent to which the Acquired Fund disposes of assets prior to the completion of the Reorganization and whether the Reorganization qualifies as a tax-free reorganization under Section 368(a)(1) of the Code.  In the event the Reorganization qualifies as a tax-free reorganization, no gain or loss will be recognized by the Acquired Fund or its shareholders. The Acquired Fund may dispose of a portion or all of its portfolio securities in connection with and prior to the Reorganization.  The Acquired Fund will recognize gains or losses upon such dispositions; any such gains will be distributed to Acquired Fund shareholders.  In the event the Reorganization does not qualify as a tax-free reorganization, the Acquired Fund will recognize gains or losses on the transfer of its portfolio assets to Acquiring Fund, and the Acquired Fund shareholders will recognize gains or losses on the exchange of their shares for Acquiring Fund shares.

The investment objectives and principal investment strategies of the Red Rocks Fund about the Harris Fund are different.  The Funds have some overlap in their risk profiles. A full description of the Harris Fund and the terms of the proposed Reorganization will be contained in a combined proxy statement/prospectus, which is expected to be mailed to shareholders of the Red Rocks Fund on or about July 24, 2017.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of Harris Fund, nor is it a solicitation of any proxy.  For more information regarding Harris Fund or to receive a free copy of a proxy statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission ("SEC") and become effective) that contains important information about fees, expenses and risk considerations, please contact us at prospectusrequest@jackson.com.  The proxy statement/prospectus will also be available for free on the SEC's web site (www.sec.gov).  Please read the proxy statement/prospectus carefully before making any investment decisions.

Sub-Adviser Addition for the JNL Multi-Manager Small Cap Value Fund

On June 1-2, 2017, the Board of Trustees of the JNL Series Trust approved an amendment to the Investment Sub-Advisory Agreement (the "Amendment") between Jackson National Asset Management, LLC, the investment adviser to the Trust, and PPM America, Inc. ("PPM"), appointing PPM as a sub-adviser for a new strategy, or "sleeve," (the "PPM Strategy") of the JNL Multi-Manager Small Cap Value Fund (the "Fund").  The Amendment appointing PPM as sub-adviser for the PPM Strategy is subject to approval by the shareholders of the Fund at a shareholders' meeting expected to be held on August 23, 2017.  If approved, the Amendment will be effective and PPM will begin providing the day-to-day management for the PPM Strategy on or about September 25, 2017.  No assurance can be given that the Amendment appointing PPM as sub-adviser for the PPM Strategy will be approved.  There will be no changes to the other sub-advisers who manage additional strategies of the Fund as a result of the Amendment appointing PPM as a sub-adviser for the PPM Strategy of the Fund.  Contract owners will be sent a proxy statement containing additional information regarding the Amendment appointing PPM as a sub-adviser for the PPM Strategy of the Fund on or about July 24, 2017.

Sub-Adviser and Name Change for JNL/BlackRock Natural Resources Fund

On June 1-2, 2017, the Board of Trustees of the JNL Series Trust approved a change of sub-adviser for JNL/BlackRock Natural Resources Fund (the "Fund") and a change in the Fund's name.  Contract owners will be sent an Information Statement containing additional information regarding the change of sub-adviser for the Fund.  Effective September 25, 2017, the Fund will be sub-advised by BlackRock International Ltd. and the name of the Fund will change to JNL/BlackRock Global Natural Resources Fund.  The changes in sub-adviser and Fund name are not subject to shareholder approval.

Sub-Adviser and Name Change for JNL/PIMCO Total Return Bond Fund

On June 1-2, 2017, the Board of Trustees of the JNL Series Trust approved a change of sub-adviser for JNL/PIMCO Total Return Bond Fund (the "Fund") and a change in the Fund's name.  Contract owners will be sent an Information Statement containing additional information regarding the change of sub-adviser for the Fund.  Effective September 25, 2017, the Fund will be sub-advised by DoubleLine Capital LP and the name of the Fund will change to the JNL/DoubleLine® Core Fixed Income Fund.  The changes in sub-adviser and Fund name are not subject to shareholder approval.

Investment Strategy and Name Change for JNL Institutional Alt 20 Fund

On June 1-2, 2017, the Board of Trustees of the JNL Series Trust approved a change in investment strategy for the JNL Institutional Alt 20 Fund (the "Fund") and a change in the Fund's name.  The name of the Fund will change to JNL Institutional Alt 25 Fund.   The changes in investment strategy and Fund name are not subject to shareholder approval and are expected to take place on or about September 25, 2017.

Fund Name Changes Effective September 25, 2017

On June 1-2, 2017, the Board of Trustees of the JNL Series Trust (the "Trust") approved name changes for the following Funds of the Trust (the "Name Changes"):

Current Fund Names	New Fund Names Effective September 25, 2017
JNL/American Funds Balanced Allocation Fund	JNL/American Funds Moderate Growth Allocation Fund
JNL/DFA Moderate Allocation Fund	JNL/DFA Moderate Growth Allocation Fund
JNL Disciplined Growth Fund	JNL Aggressive Growth Allocation Fund
JNL Disciplined Moderate Fund	JNL Moderate Growth Allocation Fund
JNL Disciplined Moderate Growth Fund	JNL Growth Allocation Fund

The Name Changes are not subject to shareholder approval and are expected to take place on or about September 25, 2017.

This Supplement is dated June 12, 2017.